Revenue - Summary of Revenue Recognized from Contracts with Customers and Other Sources (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenue from contracts with customers
Transaction and service income	¥ 251,041	¥ 203,595	¥ 174,127
Revenue from other sources
Interest income	116,488	88,442	73,884
Gains (losses) on financial instruments	10,250	5,529	4,641
Other operating income	2,883	1,512	1,959
Total revenue	¥ 380,662	¥ 299,078	¥ 254,611